Tax Liabilities - Schedule of detailed information about tax liabilities (Detail) (Calc 2) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current tax liabilities, current	R$ 614,839	R$ 320,890
Current tax liabilities, non-current	R$ 108,808	R$ 122,569